Stock-based compensation - Shares available for future grants and reserve for issuance (Details)	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	168,941,474	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(86,437,234)
Available for future grants	82,504,240
Long-term incentive and director compensation plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	146,190,489	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(85,951,826)
Available for future grants	60,238,663
TI employees 2005 stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	22,750,985	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(485,408)
Available for future grants	22,265,577
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares credited to directors deferred compensation account (in shares)	129,264		129,033

[1]	Includes 129,264 shares credited to directors’ deferred stock accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2013.